Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily FTSE China Bull 3X Shares (YINN)

(formerly Direxion Daily China Bull 3X Shares)

Direxion Daily FTSE China Bear 3X Shares (YANG)

(formerly Direxion Daily China Bear 3X Shares)

Supplement dated August 28, 2014 to the

Summary Prospectus dated February 28, 2014 and the

Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2014,

as supplemented April 28, 2014

The FTSE China 25 Index (the “Index”), the underlying index of the Direxion Daily FTSE China Bull 3X Shares (the “Bull Fund”) and the Direxion Daily FTSE China Bear 3X Shares (the “Bear Fund”) (the “Funds”), will be changing its methodology, and as a consequence, will be renamed the FTSE China 50 Index. The changes to the Index include an increase in the number of securities tracked by the Index from 25 to 50. The changes will be effective at the commencement of trading on September 22, 2014, and will be implemented in three phases that are expected to be completed by November 24, 2014. On or about September 22, 2014 the following changes will take place for each Fund:

All descriptions of the Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the Index:

Index Description

The Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (“SEHK”). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of July 31, 2014, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

In the summary section of each Fund’s Prospectus on pages 102 and 112 for the Bull Fund and the Bear Fund respectively, under “Principal Investment Risks”, and in the statutory section of each Fund’s Prospectus on page 683 under “Additional Information Regarding Risks” the following risks have been added:

Energy Securities Risk

The Fund may invest in, and/or have exposure to, energy companies that develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, impact the Fund’s performance. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Technology and Telecommunications Sectors Risk

The Fund may invest in, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

For more information, please contact the Funds at (866) 476-7523.

Direxion Daily FTSE China Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily FTSE China Bull 3X Shares (YINN)

(formerly Direxion Daily China Bull 3X Shares)

Supplement dated August 28, 2014 to the

Summary Prospectus dated February 28, 2014 and the

Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2014,

as supplemented April 28, 2014

The FTSE China 25 Index (the “Index”), the underlying index of the Direxion Daily FTSE China Bull 3X Shares (the “Bull Fund”) and the Direxion Daily FTSE China Bear 3X Shares (the “Bear Fund”) (the “Funds”), will be changing its methodology, and as a consequence, will be renamed the FTSE China 50 Index. The changes to the Index include an increase in the number of securities tracked by the Index from 25 to 50. The changes will be effective at the commencement of trading on September 22, 2014, and will be implemented in three phases that are expected to be completed by November 24, 2014. On or about September 22, 2014 the following changes will take place for each Fund:

All descriptions of the Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the Index:

Index Description

The Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (“SEHK”). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of July 31, 2014, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

In the summary section of each Fund’s Prospectus on pages 102 and 112 for the Bull Fund and the Bear Fund respectively, under “Principal Investment Risks”, and in the statutory section of each Fund’s Prospectus on page 683 under “Additional Information Regarding Risks” the following risks have been added:

Energy Securities Risk

The Fund may invest in, and/or have exposure to, energy companies that develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, impact the Fund’s performance. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Technology and Telecommunications Sectors Risk

The Fund may invest in, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

For more information, please contact the Funds at (866) 476-7523.

Direxion Daily FTSE China Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily FTSE China Bear 3X Shares (YANG)

(formerly Direxion Daily China Bear 3X Shares)

Supplement dated August 28, 2014 to the

Summary Prospectus dated February 28, 2014 and the

Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2014,

as supplemented April 28, 2014

The FTSE China 25 Index (the “Index”), the underlying index of the Direxion Daily FTSE China Bull 3X Shares (the “Bull Fund”) and the Direxion Daily FTSE China Bear 3X Shares (the “Bear Fund”) (the “Funds”), will be changing its methodology, and as a consequence, will be renamed the FTSE China 50 Index. The changes to the Index include an increase in the number of securities tracked by the Index from 25 to 50. The changes will be effective at the commencement of trading on September 22, 2014, and will be implemented in three phases that are expected to be completed by November 24, 2014. On or about September 22, 2014 the following changes will take place for each Fund:

All descriptions of the Index in each Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the Index:

Index Description

The Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (“SEHK”). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of July 31, 2014, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

In the summary section of each Fund’s Prospectus on pages 102 and 112 for the Bull Fund and the Bear Fund respectively, under “Principal Investment Risks”, and in the statutory section of each Fund’s Prospectus on page 683 under “Additional Information Regarding Risks” the following risks have been added:

Energy Securities Risk

The Fund may invest in, and/or have exposure to, energy companies that develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, impact the Fund’s performance. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Technology and Telecommunications Sectors Risk

The Fund may invest in, and/or have exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

For more information, please contact the Funds at (866) 476-7523.